Inventories	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Inventories
D.3	Inventories

	2023 US$m	2022 US$m

(a) Inventories (current)
Petroleum products
Goods in transit	41	95
Finished stocks	93	103
Warehouse stores and materials	476	480
Carbon credits 1	6	-

	616	678

(b) Inventories (non-current)
Warehouse stores and materials	3	11
Carbon credits 1	117	54

	120	65

1.	Inventories include carbon credits which w ere previously presented within other assets (non-current). The 2022 amounts have been reclassified to be presented on the same basis.
Recognition and measurement
Inventories include hydrocarbon stocks, consumable supplies, maintenance spares and carbon credits expected to be utilised to offset future emissions. Inventories are valued at the lower of cost and net realisable value. Cost is determined on a weighted average basis and includes direct costs and an appropriate portion of fixed and variable production overheads where applicable. Inventories determined to be obsolete or damaged are written down to net realisable value, being the estimated selling price less selling costs.